Impairment	6 Months Ended
Jun. 30, 2024
Impairment
Impairment

19.	Impairment

Statement of income	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Impairment (losses) reversals	46	(404)	37	(401)
Impairment of equity-accounted investments	18	1	1	−
Net effect within the statement of income	64	(403)	38	(401)
Losses	(6)	(453)	(1)	(428)
Reversals	70	50	39	27

Statement of financial position	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Property, plant and equipment	50	(404)	37	(401)
Assets classified as held for sale	8	−	−	−
Investments	6	1	1	−
Net effect within the statement of financial position	64	(403)	38	(401)

The Company tests annually its assets for impairment or when there is an indication that their carrying amount may not be recoverable. In the six-month period ended June 30, 2024, net impairment reversals were recognized in the amount of US$ 64, mainly due to:

•	a US$ 37 impairment reversal of property, plant and equipment after management approval of the return of the operational activities of the fertilizer plant Araucária Nitrogenados S.A. (ANSA). The projected cash flow to determine the value in use of ANSA considered the resumption of operations for the second half of 2025 and a post-tax discount rate in constant currency of 7.70% p.a.;
•	a US$ 13 impairment reversal of property, plant and equipment following the increase of the occupied area of building Torre Pituba,
•	a US$ 12 impairment reversal of equity-accounted investments, following the approval for the sale of the Company’s 18.8% interest in the share capital of UEG Araucária S.A., resulting in the reclassification of this equity-accounted investment to assets classified as held for sale and its registration at fair value less costs to sell.

In the six-month period ended June 30, 2023, the Company recognized net impairment losses amounting to US$ 403, mainly arising from the assessment of the second refining unit of RNEST, which resulted in the recognition of a US$ 383 loss, mainly due to: (i) review of the scope for the implementation of logistics infrastructure, with an increase in necessary investments; (ii) increase in the discount rate to 7.4% p.a.; and (iii) appreciation of the real against the dollar on estimated future cash flows.